Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Narrative (Details) € / shares in Units, € in Millions					1 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Feb. 24, 2026 € / shares	Jan. 09, 2026	May 02, 2025 € / shares	Apr. 04, 2025 EUR (€)	Nov. 30, 2025 € / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€) program
Profit Distribution [Line Items]
Share buyback program, percentage of underlying profit							25.00%	25.00%
Number of share buyback programs | program								2
Percentage of capital released of sale of Poland							50.00%
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Bank Polska S.A.
Profit Distribution [Line Items]
Sale of proportion of ownership interest in subsidiary		49.00%
2024 Program, First
Profit Distribution [Line Items]
Share buyback program, amount				€ 1,525
2024 Program, Second
Profit Distribution [Line Items]
Share buyback program, amount				€ 1,587
2025 Program, First
Profit Distribution [Line Items]
Share buyback program, amount						€ 1,700
2025 Program, Second
Profit Distribution [Line Items]
Share buyback program, amount							€ 5,030
2025 And 2026 Program
Profit Distribution [Line Items]
Share buyback program, amount								€ 10,000
2025 Program, Second, Capital Released Of Poland Sale
Profit Distribution [Line Items]
Share buyback program, amount							3,200
2025 Program, Second, Group Underlying Profit
Profit Distribution [Line Items]
Share buyback program, amount							€ 1,830
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share) | € / shares					€ 0.115
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share) | € / shares			€ 0.11
Dividends proposed, total per share (in eur per share) | € / shares	€ 0.125